Deferred Charges, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Changes in deferred charges, net
Balance at the beginning of the period	$ 13,031	$ 8,962
Additions	1,690	13,306
Amortization	(4,254)	(9,237)
Balance at the end of the period	$ 10,467	$ 13,031
Period of amortization for deferred costs	2 years 6 months